Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

August 31, 2017

Dates Covered
Collections Period	08/01/17 - 08/31/17
Interest Accrual Period	08/15/17 - 09/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/17	433,637,243.28	27,339
Yield Supplement Overcollateralization Amount 07/31/17	15,327,247.67	0
Receivables Balance 07/31/17	448,964,490.95	27,339
Principal Payments	19,861,122.26	787
Defaulted Receivables	966,017.42	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/17	14,370,014.57	0
Pool Balance at 08/31/17	413,767,336.70	26,494

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	39.62%

Prepayment ABS Speed	1.52%

Overcollateralization Target Amount	18,619,530.15
Actual Overcollateralization	18,619,530.15

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	6.05%
Weighted Average Remaining Term	43.93

Delinquent Receivables:
Past Due 31-60 days	8,863,350.98	482
Past Due 61-90 days	2,858,666.08	152
Past Due 91-120 days	474,904.63	31
Past Due 121+ days	0.00	0
Total	12,196,921.69	665

Total 31+ Delinquent as % Ending Pool Balance	2.95%

Recoveries	610,549.86

Aggregate Net Losses/(Gains) - August 2017	355,467.56

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.95%
Prior Net Losses Ratio	1.82%
Second Prior Net Losses Ratio	1.28%
Third Prior Net Losses Ratio	0.94%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.41%

Flow of Funds	$ Amount

Collections	21,951,254.70
Advances	274.60
Investment Earnings on Cash Accounts	20,691.09
Servicing Fee	(374,137.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,598,083.31

Distributions of Available Funds
(1) Class A Interest	515,958.11
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	356,230.63
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,619,530.15
(7) Supplemental Reserve Amount	2,068,452.75
(8) Distribution to Certificateholders	0.00
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	21,598,083.31

Servicing Fee	374,137.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 08/15/17	414,123,567.33
Principal Paid	18,975,760.78
Note Balance @ 09/15/17	395,147,806.55

Class A-1
Note Balance @ 08/15/17	0.00
Principal Paid	0.00
Note Balance @ 09/15/17	0.00
Note Factor @ 09/15/17	0.0000000%

Class A-2a
Note Balance @ 08/15/17	23,026,148.02
Principal Paid	12,864,922.53
Note Balance @ 09/15/17	10,161,225.49
Note Factor @ 09/15/17	3.6290091%

Class A-2b
Note Balance @ 08/15/17	10,937,419.31
Principal Paid	6,110,838.25
Note Balance @ 09/15/17	4,826,581.06
Note Factor @ 09/15/17	3.6290083%

Class A-3
Note Balance @ 08/15/17	234,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	234,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class A-4
Note Balance @ 08/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	125,000,000.00
Note Factor @ 09/15/17	100.0000000%

Class B
Note Balance @ 08/15/17	21,160,000.00
Principal Paid	0.00
Note Balance @ 09/15/17	21,160,000.00
Note Factor @ 09/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	553,869.78
Total Principal Paid	18,975,760.78
Total Paid	19,529,630.56

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	18,420.92
Principal Paid	12,864,922.53
Total Paid to A-2a Holders	12,883,343.45

Class A-2b
One-Month Libor	1.22667%
Coupon	1.62667%
Interest Paid	15,320.52
Principal Paid	6,110,838.25
Total Paid to A-2b Holders	6,126,158.77

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5488424
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.8035205
Total Distribution Amount	19.3523629

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0657890
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	45.9461519
Total A-2a Distribution Amount	46.0119409

A-2b Interest Distribution Amount	0.1151919
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	45.9461523
Total A-2b Distribution Amount	46.0613442

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	18.77
Noteholders' Principal Distributable Amount	981.23

Account Balances	$ Amount

Advances
Balance as of 07/31/17	113,620.95
Balance as of 08/31/17	113,895.55
Change	274.60

Reserve Account
Balance as of 08/15/17	2,581,024.89
Investment Earnings	2,302.59
Investment Earnings Paid	(2,302.59)
Deposit/(Withdrawal)	2,068,452.75
Balance as of 09/15/17	4,649,477.64
Change	2,068,452.75

Total Reserve Amount	4,649,477.64